Dividend Payment Restrictions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Parent [Line Items]
Retained Earnings, Unappropriated	$ 448.6
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio, Threshold For Dividend Payment	2
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio at Period End	2.7
Dividends, Payment Period	8 days
Dividends, Duration of Time After Delivery to the Facility Agent Before Payment Period	7 days
Dividends, Interest Coverage Ratio, Minimum Threshold For Dividend Payment	1.5
Dividends, Cash Flow to Net Debt Outstanding Ratie, Minimum Threshold for Dividend Payment	82.50%
PUGET SOUND ENERGY, INC.
Parent [Line Items]
Dividends, Common Equity Ratio, Threshold For Dividend Payment	44.00%
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio, Threshold For Dividend Payment	3
Dividends, Common Equity Ratio at Period End	48.20%
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio at Period End	4.4